Material related party transactions (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Summary of Name and relationship with related parties.

(a)Name and relationship with related parties

Name of related parties	Relationship with the Group
Dr. Tony Xu Han	Founder, Chairman, Executive Director and CEO
Mr. Yan Li	Co-founder, Executive Director and Chief Technology Officer
Mr. Hua Zhong	Senior Vice President
Ms. Jennifer Xuan Li	Chief Financial Officer and Head of International
Mr. Qingxiong Yang	Vice President
Mr. Jean-François Salles	Non-Executive Director
Mr. Kazuriho Doi	Non-Executive Director
Mr. David Tong Zhang	Independent Director
Ms. Huiping Yan	Independent Director
Mr. Grégoire de Franqueville	Former Non-Executive Director
Mr. Takao Asami	Former Non-Executive Director
Mr. Yibing Xu	Former Non-Executive Director
Mr. Jingzhao Wan	Former Non-Executive Director
Mr. Ziping Kuang	Former Non-Executive Director
Mohamed Albadrsharif Shaikh Abubaker Alshateri	Former Non-Executive Director
Alliance Automotive R&D (Shanghai) Co., Ltd., Alliance Ventures, B.V. and Nissan Mobility Service Co., Ltd (collectively “Alliance affiliates”)	Affiliate of a shareholder

Zhengzhou Yutong Bus Co., Ltd., Zhengzhou Yutong Heavy Industry Co., Ltd., Yutong Heavy Equipment Co., Ltd., Zhengzhou Yutong Mining Equipment Co., Ltd, and Ourland Environmental Technical Ltd (collectively “Yutong affiliates”)

Affiliate of a shareholder
Guangzhou Yuji Technology Co., Ltd. and its subsidiaries (collectively “Yuji affiliates”)	Entity controlled by a close family member of Dr. Tony Xu Han

Summary of key management personnel compensation

(b)Key management personnel compensation

	For the six months ended
	June 30,
	2024	2025
	RMB’000	RMB’000
Short-term employment benefits (excluding discretionary bonus)	8,037	8,972
Discretionary bonus	5,470	4,376
Contributions to defined contribution retirement plans	135	109
Share-based compensation expenses	165,528	40,047
	179,170	53,504

Summary of other transactions with related parties

(c)Other transactions with related parties

In addition to the transactions disclosed elsewhere in these financial statements, the Group entered into the following continuing material related party transactions during the periods presented:

	For the six months ended
	June 30,
	2024	2025
	RMB’000	RMB’000
Sales of goods to:
Yutong affiliates	—	92
Alliance affiliates	2,620	—
	2,620	92
Service rendered to:
Alliance affiliates	6,478	6,058
Yutong affiliates	6,660	2,107
	13,138	8,165
Purchases of goods or services from:
Yutong affiliates*	53,638	13,366
Yuji affiliates	65,557	32,379
	119,195	45,745
Payments made on behalf of customers to:
Yuji affiliates	41,500	2,734
	41,500	2,734
Disposal of property and equipment to:
Yuji affiliates	—	1,431
	—	1,431
*

The Group sold and recognized goods purchased from Yutong affiliates for business operation in cost of goods sold in the amount of RMB6.1 million and RMB7.3 million for the six months ended June 30, 2024 and 2025, respectively.

Summary of balances with related parties

(d) Balances with related parties

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000
Trade related
Trade receivables from:
Alliance affiliates	3,944	145
Yutong affiliates	11,880	11,222
Less: loss allowance	(2,707)	(2,395)
Trade receivables, net of loss allowance	13,117	8,972
Prepayments to:
Yuji affiliates	—	18,500
Yutong affiliates	13,501	23,445
Prepayments to and amounts due from related parties	26,618	50,917
Trade related
Amounts due to related parties
Trade and other payables to:
Yutong affiliates	2,185	8,070
Yuji affiliates	7,265	6,586
	9,450	14,656